Accounts and Notes Receivables, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts and Notes Receivables, Net [Abstract]
Schedule of Accounts and Notes Receivables

Accounts and notes receivables consist of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Notes receivable	242	1,109
Accounts receivable	60,668	45,619
Less: allowance for doubtful accounts	(32,019)	(30,416)
Accounts receivable, net	28,891	16,312

Accounts and notes receivables are consisted of the following:

	December 31, 2022	December 31, 2023
	RMB	RMB
Notes receivable	505	242
Accounts receivable	80,845	60,668
Less: allowance for doubtful accounts	(31,381)	(32,019)
Accounts receivable, net	49,969	28,891

Schedule of Movements of the Allowance for Doubtful Accounts
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at the beginning of the year	23,298	34,969	31,381
Additions/(reversal)	11,671	(892)	1,408
Write-off	-	(2,696)	(770)
Balance at the end of the year	34,969	31,381	32,019